Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 1,000	$ 53,679	$ 106,680,619	$ (97,158,766)	$ 9,576,532
Beginning Balance, Shares at Dec. 31, 2019	50,000	3,578,580
Net loss				(1,939,192)	(1,939,192)
Deconsolidation of Max Steel VIE				1,125,917	1,125,917
Issuance of shares related to acquisition of Viewpoint		$ 756	(756)
Issuance of shares related to acquisition of Viewpoint, Shares		50,432
Issuance of shares related to a financing agreement		$ 150	(150)
Issuance of shares related to financing agreement, Shares		10,000
Beneficial conversion of convertible promissory note			1,258,644		1,258,644
Issuance of shares related to conversion of note payable		$ 15,805	3,357,237		3,373,042
Issuance of shares related to conversion of note payable, shares		1,053,645
Issuance of shares related to cashless exercise of warrants		$ 1,131	368,345		369,476
Issuance of shares related to cashless exercise of warrants, Shares		75,403
Sale of common stock through a direct registered offering		$ 23,700	7,578,597		7,602,297
Sale of common stock through a direct registered offering, Shares		1,580,000
Net settlement of the earnout shares to sellers of 42West		$ 2,799	(302,799)		(300,000)
Net settlement of the earnout shares to sellers of 42West, Shares		186,573
Issuance of shares issued to seller of Be Social		$ 1,049	313,532		314,581
Issuance of shares to seller of Be Social, Shares		69,907
Issuance of shares to seller of Shore Fire		$ 843	199,157		200,000
Issuance of shares to seller of Shore Fire, Shares		56,180
CEDE roundup shares related to reverse stock split		$ 34	(34)
CEDE roundup shares related to reverse stock split, shares		2,263
Shares retired from exercise of puts		$ (665)	(1,911,835)		(1,912,500)
Shares retired from exercise of puts, Shares		(44,198)
Issuance of shares related to extinguishment of debt
Ending balance, value at Dec. 31, 2020	$ 1,000	$ 99,281	117,540,557	(97,972,041)	19,668,797
Ending Balance, Shares at Dec. 31, 2020	50,000	6,618,785
Net loss				(5,271,985)	(5,271,985)
Issuance of shares related to conversion of note payable		$ 9,948	2,543,664		2,553,612
Issuance of shares related to conversion of note payable, shares		663,155
Issuance of shares related to cashless exercise of warrants		$ 2,190	2,795,687		2,797,877
Issuance of shares related to cashless exercise of warrants, Shares		146,027
Issuance of shares issued to seller of Be Social		$ 1,549	348,451		350,000
Issuance of shares to seller of Be Social, Shares		103,245
Shares retired from exercise of puts		$ (51)	51
Shares retired from exercise of puts, Shares		(3,254)
Issuance of shares related to exchange of Put Rights for stock		$ 1,163	356,199		357,362
Issuance of shares related to exchange of Put Rights for stock, Shares		77,519
Consideration for acquisition of B/HI Communications, Inc			31,158		31,158
Ending balance, value at Mar. 31, 2021	$ 1,000	$ 114,080	123,615,767	(103,244,026)	20,486,821
Ending Balance, Shares at Mar. 31, 2021	50,000	7,605,477
Beginning balance, value at Dec. 31, 2020	$ 1,000	$ 99,281	117,540,557	(97,972,041)	19,668,797
Beginning Balance, Shares at Dec. 31, 2020	50,000	6,618,785
Net loss				(6,462,303)	(6,462,303)
Issuance of shares related to conversion of note payable		$ 14,460	5,589,152		5,603,612
Issuance of shares related to conversion of note payable, shares		963,985
Issuance of shares related to cashless exercise of warrants		$ 2,190	2,795,687		2,797,877
Issuance of shares related to cashless exercise of warrants, Shares		146,027
Shares retired from exercise of puts		$ (276)	(13,153)		(13,429)
Shares retired from exercise of puts, Shares		(18,347)
Issuance of shares issued to seller of Be Social		$ 1,549	348,451		350,000
Issuance of shares issued to seller of Be Social, Shares		103,245
Issuance of shares related to acquisition of The Door		$ 154	(154)
Issuance of shares related to acquisition of The Door, Shares		10,238
Issuance of shares related to exchange of Put Rights for stock		$ 1,730	704,958		706,688
Issuance of shares related to exchange of Put Rights for stock, Shares		115,366
Consideration for acquisition of B/HI Communications, Inc		$ 61	36,654		36,715
Issuance of shares related to acquisition of B/HI Communications, Inc, Shares		4,075
Issuance of shares for employee bonus		$ 29	17,829		17,858
Issuance of shares for employee bonus, Shares		1,935
Issuance of shares related to extinguishment of debt		$ 51	29,024		29,075
Issuance of shares related to extinguishment of debt, Shares		3,228
Issuance of shares related to acquisition of Shore Fire Media		$ 300	199,700		200,000
Issuance of shares related to acquisition of Shore Fire Media, Shares		20,017
Commitment shares issued to Lincoln Park Capital LLC		$ 777	(777)
Commitment shares issued to Lincoln Park Capital LLC, Shares		51,827
Ending balance, value at Dec. 31, 2021	$ 1,000	$ 120,306	127,247,928	(104,434,344)	22,934,890
Ending Balance, Shares at Dec. 31, 2021	50,000	8,020,381
Beginning balance, value at Mar. 31, 2021	$ 1,000	$ 114,080	123,615,767	(103,244,026)	20,486,821
Beginning Balance, Shares at Mar. 31, 2021	50,000	7,605,477
Net loss				1,349,942	1,349,942
Shares retired from exercise of puts		$ (227)	(13,203)		(13,430)
Shares retired from exercise of puts, Shares		(15,093)
Issuance of shares related to exchange of Put Rights for stock		$ 568	348,759		349,327
Issuance of shares related to exchange of Put Rights for stock, Shares		37,847
Issuance of shares related to acquisition of The Door		$ 154	(154)
Issuance of shares related to acquisition of The Door, shares		10,238
Ending balance, value at Jun. 30, 2021	$ 1,000	$ 114,575	123,951,169	(101,894,084)	22,172,660
Ending Balance, Shares at Jun. 30, 2021	50,000	7,638,469
Beginning balance, value at Dec. 31, 2021	$ 1,000	$ 120,306	127,247,928	(104,434,344)	22,934,890
Beginning Balance, Shares at Dec. 31, 2021	50,000	8,020,381
Net loss				(792,481)	(792,481)
Issuance of shares to Lincoln Park Capital LLC		$ 9,330	2,506,020		2,515,350
Issuance of shares to Lincoln Park Capital LLC, shares		622,019
Issuance of restricted shares, net of shares withheld for taxes		$ 130	(130)
Issuance of restricted shares, net of shares withheld for taxes, shares		8,645
Share-based compensation			59,305		59,305
Ending balance, value at Mar. 31, 2022	$ 1,000	$ 129,766	129,813,123	(105,226,825)	24,717,064
Ending Balance, Shares at Mar. 31, 2022	50,000	8,651,045
Net loss				612,008	612,008
Issuance of shares to Lincoln Park Capital LLC		$ 6,750	1,845,540		1,852,290
Issuance of shares to Lincoln Park Capital LLC, shares		450,000
Issuance of restricted shares, net of shares withheld for taxes		$ 120	(120)
Issuance of restricted shares, net of shares withheld for taxes, shares		7,982
Share-based compensation			54,757		54,757
Issuance of shares to sellers of The Door Marketing Group LLC for earnout consideration		$ 4,193	1,019,004		1,023,197
Issuance of shares to sellers of The Door Marketing Group LLC for earnout consideration, shares		279,562
Issuance of shares to seller of B/HI Communication Inc for earnout consideration		$ 2,451	513,796		516,247
Issuance of shares to seller of B/HI Communication Inc for earnout consideration, shares		163,369
Ending balance, value at Jun. 30, 2022	$ 1,000	$ 143,280	$ 133,246,100	$ (104,614,817)	$ 28,775,563
Ending Balance, Shares at Jun. 30, 2022	50,000	9,551,958